Exhibit 1

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	CIM Retail Portfolio Trust 2021-RETL (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-RETL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 16 July 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 July 2021

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a two-year (subject to three, one-year extension options), floating rate, interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the borrowers’ fee simple interests in 111 multi- and single-tenant retail properties, one office property and one industrial property, which are located throughout 27 states (collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 July 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:

i.          Original Mortgage Loan Amortization Term and

ii.         Remaining Mortgage Loan Amortization Term,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and
c.	Use the “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-off Date Allocated Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.10000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
ii.	Mortgage Loan Interest Rate (At LIBOR CAP)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR),
c.	Mortgage Loan Interest Rate (At LIBOR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service and
iii.	Annual Mortgage Loan Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as the product of:

a.         The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate (At LIBOR CAP),” as shown on the Final Data File, and

c.         365/360.

Attachment A Page 5 of 6

11.	Using the:
a.	Underwritten NOI,
b.	Underwritten Net Cash Flow,
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mortgage Loan Debt Service @ Cap,
e.	Cut-off Date Allocated Mortgage Loan Balance,
f.	Maturity Allocated Mortgage Loan Balance,
g.	Appraised Value and
h.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Underwritten NOI DSCR,
ii.	Mortgage Loan Underwritten NCF DSCR,
iii.	Mortgage Loan Underwritten NOI DSCR @ Cap,
iv.	Mortgage Loan Underwritten NCF DSCR @ Cap,
v.	Cut-Off Date Mortgage Loan Balance LTV,
vi.	Mortgage Loan Maturity Date LTV,
vii.	Mortgage Loan Underwritten NOI DY,
viii.	Mortgage Loan Underwritten NCF DY and
ix.	Cut-off Date Allocated Mortgage Loan Balance Per SF

of the Mortgage Loan and, with respect to ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

12.	Using the “Units,” as shown on the Final Data File, we recalculated the “Percent of SF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

13.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.         Space Pct 1,

ii.        Space Pct 2,

iii.       Space Pct 3,

iv.       Space Pct 4 and

v.        Space Pct 5

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	15 July 2021

Mortgage Loan Promissory Notes	15 July 2021

Cash Management Agreement	15 July 2021

Mortgage Interest Rate Cap Agreement	15 July 2021

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Guaranty Agreement	15 July 2021

Settlement Statement	15 July 2021

Environmental Indemnity Agreement (see Note 1)	14 July 2021

Non-Consolidation Opinion	15 July 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports (see Note 1)	Various

Phase I Environmental Reports (see Note 1)	Various

USPS Internet Site (www.usps.com)	Not Applicable

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 June 2021

Bloomberg Screenshots for Tenant Credit Ratings	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Management Agreements	Various

Sub-Management Agreements	Various

Condominium Declaration	12 December 2012

Lease Agreements	Various

Lease Abstracts	Various

Insurance Review Document	30 June 2021

CIM Demographics File	8 April 2021

CIM Sub-Types File	Not Dated

CoStar Reports	Not Dated

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or Engineering Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com) or Appraisal Report
Zip Code	USPS Internet Site (www.usps.com) or Appraisal Report
MSA (see Note 8)	Appraisal Report or CoStar Report
Property Type (see Note 8)	Appraisal Report
Property Subtype (see Note 8)	Appraisal Report or CIM Sub-Types File
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
1-Mile Daytime Population	CIM Demographics File
3-Mile Daytime Population	CIM Demographics File
5-Mile Daytime Population	CIM Demographics File

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraised Value	Appraisal Report
Appraisal Value Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Date (see Note 2)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 6

Third Party Information: (continued)

Characteristic	Source Document(s)

Seismic Firm (see Note 2)	Seismic Report
Seismic Zone (see Note 2)	Seismic Report
Seismic PML% (see Note 2)	Seismic Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Underwritten Rents In Place	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten TI and LC	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Occupancy Total Percent	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Escrow	Mortgage Loan Agreement
Monthly Replacement Escrow	Mortgage Loan Agreement
Replacement Escrow Cap	Mortgage Loan Agreement
Initial Rollover Escrow	Mortgage Loan Agreement
Monthly Rollover Escrow	Mortgage Loan Agreement
Rollover Escrow Cap	Mortgage Loan Agreement
Initial Free Rent Escrow	Mortgage Loan Agreement
Monthly Free Rent Escrow	Mortgage Loan Agreement
Deferred Maintenance Escrow	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Other Escrow Type	Mortgage Loan Agreement
Other Escrow Initial Deposit	Mortgage Loan Agreement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Extended Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 5)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Mortgage Interest Rate Cap Agreement
LIBOR Cap after Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Terms/Description of Cash Management	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Loan Purpose	Settlement Statement
Ownership Interest (see Note 8)	Pro Forma Title Policy
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “<blank>” for the indicated characteristics.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant with the higher underwritten base rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s), and to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and underwritten base rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox is forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox is forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

8.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property Name	Characteristic	Provided Value

Flower Foods - Orlando, FL	Property Type	Industrial
	Property Subtype	Warehouse/Distribution

Mattress Firm / Aspen Dental Shopping Center	Ownership Interest	Fee

Chase Bank - Hanover Township, NJ	MSA	New York-Northern New Jersey-Long Island, NY-NJ-PA

Mattress Firm - Draper, UT	MSA	Salt Lake City, UT-WY-ID-NV

Family Dollar - Salina, UT	MSA	Sevier County, UT

Shopko - Broken Bow, NE	MSA	Grand Island, NE

Tractor Supply - South Hill, VA	MSA	Mecklenburg County, VA

Pick ‘n Save - Waupaca, WI	MSA	Oshkosh-Neenah, WI

Family Dollar - Hobbs, NM	MSA	Lea County, NM

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

IDs
Property Name
Sponsor
Acquisition Date
Ground Lease Expiration Date
Single Asset Entity
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.